Interest Rate Benchmark Reform - Disclosure of Bank's IBOR exposure to hedging derivatives (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Hedging derivative [member] | CDOR [Member] | Maturity after June 28, 2024 [Member]
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	[1],[2]	$ 114,113	$ 109,253

[1]	For cross currency swaps where a CAD float leg is inserted to create two separate hedging instruments, the relevant notional amount for both instruments are included in the table.
[2]	For single currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are included to reflect the risks relating to the reform for each rate.